Accounts Receivables (Tables)	12 Months Ended
Oct. 31, 2024
Accounts Receivables [Abstract]
Schedule of Accounts Receivables, Net	Accounts receivables, net is comprised of the following:
	October 31,	October 31,
	2024	2023
Accounts receivables	$286,956
Allowance for credit losses	$(8,056)
Total, net	$278,900	-

Schedule of the Activity in the Allowance for Credit Losses	The following is a summary of the activity in the allowance for credit losses:
	October 31,	October 31,
	2024	2023
Balance at beginning of year	$-	-
Provision	8,056	-
Balance at end	$8,056	-